Basis for Preparation of Financial Statements and Applicable Accounting Standards - Summary of Bank's Equity Interest and Voting Rights (Detail) - shares	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Basis for preparation of financial statements and applicable accounting standards [line items]
Shares issued	639,413,408			639,413,408	669,663,021
Macro securities SA [member]
Basis for preparation of financial statements and applicable accounting standards [line items]
Type	Common		Common
Shares issued	12,776,680		12,776,680
Total capital stock	99.925%		99.925%
Voting rights	99.932%		99.932%
Macro Fiducia SA [member]
Basis for preparation of financial statements and applicable accounting standards [line items]
Type	Common		Common
Shares issued	46,935,318		46,935,318
Total capital stock	99.046%		99.046%
Voting rights	99.046%		99.046%
Macro Fondos SGFCISA [member]
Basis for preparation of financial statements and applicable accounting standards [line items]
Type	Common		Common
Shares issued	327,183		327,183
Total capital stock	99.939%		99.939%
Voting rights	100.00%		100.00%
Macro Bank Limited [member]
Basis for preparation of financial statements and applicable accounting standards [line items]
Type	Common		Common
Shares issued	39,816,899		39,816,899
Total capital stock	99.999%		99.999%
Voting rights	100.00%		100.00%
Argenpay SAU [Member]
Basis for preparation of financial statements and applicable accounting standards [line items]
Type	Common		Common
Shares issued	341,200,000	[1]	241,200,000
Total capital stock	100.00%	[1]	100.00%
Voting rights	100.00%	[1]	100.00%
Fintech SGR (Structured entity)
Basis for preparation of financial statements and applicable accounting standards [line items]
Type	Common
Shares issued	119,993
Total capital stock	24.999%
Voting rights	24.999%
Non-controlling interests [member] | Macro securities SA [member]
Basis for preparation of financial statements and applicable accounting standards [line items]
Total capital stock	0.075%		0.075%
Voting rights	0.068%		0.068%
Non-controlling interests [member] | Macro Fiducia SA [member]
Basis for preparation of financial statements and applicable accounting standards [line items]
Total capital stock	0.954%		0.954%
Voting rights	0.954%		0.954%
Non-controlling interests [member] | Macro Fondos SGFCISA [member]
Basis for preparation of financial statements and applicable accounting standards [line items]
Total capital stock	0.061%		0.061%
Non-controlling interests [member] | Macro Bank Limited [member]
Basis for preparation of financial statements and applicable accounting standards [line items]
Total capital stock	0.001%		0.001%
Non-controlling interests [member] | Fintech SGR (Structured entity)
Basis for preparation of financial statements and applicable accounting standards [line items]
Total capital stock	75.001%
Voting rights	75.001%

[1]	On December 15, 2021, the Extraordinary Shareholders’ Meeting of Argenpay SAU accepted the irrevocable capital contributions for 100,000 made by Banco Macro SA, through the issuance of 100,000,000 common, registered shares, with a face value of Ps. 1.